Loss On Deconsolidation of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Gain (Loss) on Deconsolidation [Abstract]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company

The following table summarizes the gain (loss) on deconsolidation of subsidiaries recognized by the Company:

	For the years ended June 30,
	2026	2025	2024
Gain on deconsolidation of RDYJ	$-	$5,604	$-
(Loss) on deconsolidation of Jiangsu YJYC	-	(50,764)	-
(Loss) on deconsolidation of Jiangsu Jingmo	(7,688)	-	-
Total loss on deconsolidation	$(7,688)	$(45,160)	$-